UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON,  D.C.  20549
FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment (     );         Amendment Number:
This Amendment (Check only one.):  (     ) is a restatement.
                                   (     ) adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Landis Associates LLC
                    Michael Landis Hershey, President
Address:    415 McFarlan Rd.  Suite 213
                   Kennett Square, PA  19348

13F File Number:   28-5960

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true,correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Michael L. Hershey
Title:     President
Phone:  610-925-0400
Signature, Place, and Date of Signing:  Michael L. Hershey,Kennett Square,PA.
                                        1/14/02
Report Type  (Check only one.):
(  x)        13F HOLDINGS REPORT.
(    )        13F NOTICE.
(    )        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manger:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
______________________________________
Michael L. Hershey, President





UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F SUMMARY PAGE






REPORT SUMARY:    LANDIS ASSOCIATES LLC

NUMBER OF OTHER INCLUDED MANAGERS:   0

FORM 13F INFORMATION TABLE ENTRY TOTAL:      104

FORM 13F INFORMATION TABLE VALUE TOTAL:      $171,774


LIST OF OTHER INCLUDED MANAGERS:    N/A

No.       13F File Number        Name







       				   					   	                                                        LANDIS ASSOCIATES LLC
                                                              FORM 13F
                                                          December 31, 2001

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

ADC Telecommunications, Inc.   COM              000886101      805 175000.00SH       Sole                175000.00
ATMI, Inc.                     COM              00207R101      954 40000.00 SH       Sole                 40000.00
Acacia Research Corp.          COM              003881109     1218 110000.00SH       Sole                110000.00
Agrium Inc.                    COM              008916108     1590 150000.00SH       Sole                150000.00
Alcoa, Inc.                    COM              013817101      427 12000.00 SH       Sole                 12000.00
American Express Co.           COM              025816109      428 12006.00 SH       Sole                 12006.00
American Management Systems, I COM              027352103      586 32400.00 SH       Sole                 32400.00
Antex Biologics, Inc.          COM              03672W308      465 300000.00SH       Sole                300000.00
Arch Coal, Inc.                COM              039380100     2270 100000.00SH       Sole                100000.00
Atrix Laboratories, Inc.       COM              04962L101     3607 175000.00SH       Sole                175000.00
Avnet, Inc.                    COM              053807103      250  9831.00 SH       Sole                  9831.00
Axsys Technologies, Inc.       COM              054615109     1500 150000.00SH       Sole                150000.00
BAM! Entertainment, Inc.       COM              059361105     1039 125000.00SH       Sole                125000.00
BB&T Corp.                     COM              054937107      607 16800.00 SH       Sole                 16800.00
BP Amoco PLC                   COM              055622104      475 10215.00 SH       Sole                 10215.00
Bitstream Inc.                 COM              091736108     2542 370500.00SH       Sole                370500.00
C-COR.net Corporation          COM              125010108     2623 180000.00SH       Sole                180000.00
CMGI,Inc.                      COM              125750109       20 12000.00 SH       Sole                 12000.00
CONSOL Energy, Inc.            COM              20854P109     2034 81900.00 SH       Sole                 81900.00
CTN Media Group, Inc.          COM              12643W107      200 200000.00SH       Sole                200000.00
Cantel Medical Corp.           COM              138098108     2052 107500.00SH       Sole                107500.00
Century Aluminum Co.           COM              156431108     1336 100000.00SH       Sole                100000.00
Colgate Palmolive Co.          COM              194162103      670 11600.00 SH       Sole                 11600.00
Conceptus Inc.                 COM              206016107     1888 80000.00 SH       Sole                 80000.00
Conexant Systems Inc.          COM              207142100     1077 75000.00 SH       Sole                 75000.00
Conoco Inc.                    COM              208251405     1006 35531.00 SH       Sole                 35531.00
Critical Path, Inc.            COM              22674V100      274 100000.00SH       Sole                100000.00
D & K Healthcare Resources, In COM              232861104     3417 60000.00 SH       Sole                 60000.00
Dell Computer Corp.            COM              247025109     1397 51400.00 SH       Sole                 51400.00
Devon Energy Corp.             COM              25179m103     3092 80000.00 SH       Sole                 80000.00
Dominion Resources, Inc.       COM              25746U109      210  3500.00 SH       Sole                  3500.00
E. I. duPont de Nemours & Co., COM              263534109     2486 58472.00 SH       Sole                 58472.00
ESS Technology, Inc.           COM              269151106     1913 90000.00 SH       Sole                 90000.00
EXCO Resources,Inc.5% Converti COM              269279303      876 50000.00 SH       Sole                 50000.00
El Paso Corp.                  COM              28336L109      285  6400.00 SH       Sole                  6400.00
Electric Fuel Corp.            COM              284871100      332 200000.00SH       Sole                200000.00
Engineered Support System, Inc COM              292866100      958 28000.00 SH       Sole                 28000.00
Enterasys Networks, Inc.       COM              293637104     1328 150000.00SH       Sole                150000.00
F5 Networks, Inc.              COM              315616102     1292 60000.00 SH       Sole                 60000.00
Fairchild Semiconductor Intern COM              303726103     1974 70000.00 SH       Sole                 70000.00
FuelCell Energy, Inc.          COM              35952H106     1088 60000.00 SH       Sole                 60000.00
Genencor International Inc.    COM              368709101     1197 75000.00 SH       Sole                 75000.00
General Electric Co.           COM              369604103     3435 85716.00 SH       Sole                 85716.00
General Maritime Corp.         COM              Y2692M103     1200 120000.00SH       Sole                120000.00
Gladstone Capital Corporation  COM              376535100     1850 100000.00SH       Sole                100000.00
Grant Prideco, Inc.            COM              38821G101     1380 120000.00SH       Sole                120000.00
Grey Wolf, Inc.                COM              397888108     1782 600000.00SH       Sole                600000.00
Health Management Assoc.       COM              421933102      920 50000.00 SH       Sole                 50000.00
IGEN International, Inc.       COM              449536101    17644 440000.00SH       Sole                440000.00
Insight Enterprises, Inc.      COM              45765U103     1569 63787.00 SH       Sole                 63787.00
Intrado Inc.                   COM              46117A100     1608 60000.00 SH       Sole                 60000.00
Johnson & Johnson              COM              478160104     1854 31372.00 SH       Sole                 31372.00
Kensey Nash Corp.              COM              490057106     1620 90000.00 SH       Sole                 90000.00
Lehman Brothers Holdings, Inc. COM              524908100      374  5600.00 SH       Sole                  5600.00
Lennar Corp.                   COM              526057104     2341 50000.00 SH       Sole                 50000.00
Level 8 Systems, Inc.          COM              52729M102      945 345000.00SH       Sole                345000.00
Markel Corp.                   COM              570535104     1797 10000.00 SH       Sole                 10000.00
Massey Energy Co.              COM              576206106     4146 200000.00SH       Sole                200000.00
Matria Healthcare, Inc.        COM              576817209     1732 50000.00 SH       Sole                 50000.00
Merck & Co.                    COM              589331107     4638 78872.00 SH       Sole                 78872.00
Minnesota Mng. & Mfg. Co.      COM              604059105      394  3330.00 SH       Sole                  3330.00
NMS Communications             COM              629248105      964 200000.00SH       Sole                200000.00
Newfield Exploration Co.       COM              651290108     3551 100000.00SH       Sole                100000.00
Novell, Inc.                   COM              670006105      220 48000.00 SH       Sole                 48000.00
Novellus Systems Inc.          COM              670008101      237  6000.00 SH       Sole                  6000.00
ON Technology Corp.            COM              68219P108     1110 350000.00SH       Sole                350000.00
Optibase Ltd.                  COM              M7524R108      338 130000.00SH       Sole                130000.00
Packeteer, Inc.                COM              695210104     2801 380000.00SH       Sole                380000.00
Paradigm Genetics Inc.         COM              69900R106     1140 200000.00SH       Sole                200000.00
Patterson-UTI Energy Inc.      COM              703481101     1748 75000.00 SH       Sole                 75000.00
Penn Virginia Corp.            COM              707882106      853 25000.00 SH       Sole                 25000.00
Pep Boys-Manny, Moe & Jack     COM              713278109      539 31400.00 SH       Sole                 31400.00
Pepsico Inc.                   COM              713448108     1584 32524.00 SH       Sole                 32524.00
Pharmaceutical Resources, Inc. COM              717125108     1690 50000.00 SH       Sole                 50000.00
Pharmanetics Inc.              COM              71713J107     1160 160000.00SH       Sole                160000.00
Phillips-Van Heusen Corp.      COM              718592108      899 82500.00 SH       Sole                 82500.00
Placer Dome, Inc.              COM              725906101      546 50000.00 SH       Sole                 50000.00
Polycom, Inc.                  COM              73172K104     4088 120000.00SH       Sole                120000.00
Prima Energy Corp.             COM              741901201     1088 50000.00 SH       Sole                 50000.00
QuadraMed Corp.                COM              74730W101     1056 125000.00SH       Sole                125000.00
Raindance Communications, Inc. COM              75086X106     1713 300000.00SH       Sole                300000.00
Redback Networks Inc.          COM              757209101      395 100000.00SH       Sole                100000.00
Rite Aid Corp.                 COM              767754104     1898 375000.00SH       Sole                375000.00
SFBC International, Inc.       COM              784121105     1486 72500.00 SH       Sole                 72500.00
SafeNet Inc.                   COM              78645R107     5682 300000.00SH       Sole                300000.00
Science Dynamics Corp.         COM              808631105       24 301000.00SH       Sole                301000.00
Smith & Wollensky Restaurant G COM              831758107      381 100000.00SH       Sole                100000.00
Southern Financial Bancorp, In COM              842870107     1165 44000.00 SH       Sole                 44000.00
Sun Microsystems, Inc.         COM              866810104     1230 100000.00SH       Sole                100000.00
Symmetricom Inc.               COM              871543104     1979 260000.00SH       Sole                260000.00
Telecommunication Systems, Inc COM              87929J103     1635 300000.00SH       Sole                300000.00
Teledyne Technologies,Inc.     COM              879360105     1629 100000.00SH       Sole                100000.00
Tredegar Corp.                 COM              894650100     2337 123000.00SH       Sole                123000.00
Tyco International             COM              902124106     2945 50000.00 SH       Sole                 50000.00
U.S. Wireless Data Inc.        COM              912899408      736 200000.00SH       Sole                200000.00
Ultra Petroleum Corp.          COM              903914109     1218 200000.00SH       Sole                200000.00
Unifi, Inc.                    COM              904677101     1088 150000.00SH       Sole                150000.00
Universal Compression Holdings COM              913431102     3244 110000.00SH       Sole                110000.00
WSFS Financial Corp.           COM              929328102     1171 67500.00 SH       Sole                 67500.00
Wal-Mart Stores, Inc.          COM              931142103     1381 24000.00 SH       Sole                 24000.00
Whitehall Jewellers, Inc.      COM              965063100     2638 240000.00SH       Sole                240000.00
Willbros Group, Inc.           COM              969199108     2400 150000.00SH       Sole                150000.00
Wilmington Trust Corp.         COM              971807102     1519 24000.00 SH       Sole                 24000.00
Zale Corp.                     COM              988858106     1256 30000.00 SH       Sole                 30000.00